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Allmerica
          FINANCIAL SERVICES ______________________________________________

   [GRAPHIC]

                                  . Vari-Exceptional
                                    Life Plus



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                         [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001
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General Information

Officers of Allmerica Financial Life Insurance and
Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Government Bond Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North
     America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

        Western Asset Management Company
        117 East Colorado Blvd., Pasadena, California 91105
          Select Strategic Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
   Delaware Group Premium Fund, Inc. International Equity Series

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Growth Portfolio
     Fidelity VIP High Income Portfolio
     Fidelity VIP Overseas Portfolio
     Fidelity VIP II Asset Manager Portfolio
     Fidelity VIP II Index 500 Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
     Franklin Large Cap Growth Securities Fund
     Franklin Small Cap Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
     INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
     Janus Aspen Growth Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
     T. Rowe Price International Stock Portfolio



                                       1
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Product Performance Summary


Vari-Exceptional Life Plus
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.


                                                                    Without Surrender and                         With Surrender and
                                                                   Monthly Policy Charges                     Monthly Policy Charges

                                                                                 10 Years                                   10 Years
                                             Sub-                    10 Years  or Life of                       10 Years  or Life of
                                          Account                     or Life        Sub-                        or Life        Sub-
                                        Inception        1        5   of Fund     Account          1       5     of Fund     Account
Sub-Accounts                                 Date     Year    Years (if less)   (if less)       Year   Years   (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------
Allmerica Investment Trust
AIT Core Equity Fund                     11/19/87  -18.99%   10.89%    12.40%      12.40%   -100.00%   1.17%       9.56%       9.56%
AIT Equity Index Fund                    10/25/90  -15.13%   13.43%    13.79%      13.79%   -100.00%   4.06%      11.00%      11.00%
AIT Government Bond Fund                  11/6/91    9.23%    5.68%     5.80%       5.48%   -100.00%  -4.87%       2.54%       2.09%
AIT Money Market Fund                    12/22/87    5.48%    4.95%     4.22%       4.22%   -100.00%  -5.73%       0.95%       0.95%
AIT Select Aggressive Growth Fund         9/17/92  -35.53%    3.74%    10.75%      10.29%   -100.00%  -7.17%       7.22%       6.68%
AIT Select Capital Appreciation Fund      4/28/95   -0.36%    9.94%    16.19%      16.19%   -100.00%   0.08%      10.07%      10.07%
AIT Select Emerging Markets Fund          5/27/98  -32.79%      N/A    -7.51%      -5.20%   -100.00%     N/A     -34.01%     -33.49%
AIT Select Growth Fund                    9/17/92  -28.84%   11.63%    11.36%      10.89%   -100.00%   2.01%       7.86%       7.31%
AIT Select Growth and Income Fund         9/17/92  -14.85%    8.88%    10.11%      10.17%   -100.00%  -1.15%       6.54%       6.55%
AIT Select International Equity Fund       5/3/94  -21.67%    6.46%     7.58%       7.47%   -100.00%  -3.96%       2.23%       2.11%
AIT Select Investment Grade Income Fund   12/2/87    9.81%    6.29%     6.98%       6.98%   -100.00%  -4.16%       3.87%       3.87%
AIT Select Strategic Growth Fund          5/27/98  -43.80%      N/A   -13.44%     -14.35%   -100.00%     N/A     -42.58%     -46.75%
AIT Select Strategic Income Fund           5/1/01      N/A      N/A     8.48%       0.70%        N/A     N/A     -99.99%     -99.42%
AIT Select Value Opportunity Fund          5/6/93   28.73%   13.66%    13.40%      13.28%    -83.11%   4.32%       9.52%       9.38%

Delaware Group Premium Fund
DGPF International Equity Series          5/18/93   -8.09%    6.15%     7.96%       8.37%   -100.00%  -4.32%       4.11%       4.13%


Fidelity Variable Insurance Products
Fund (VIP and VIP II)
Fidelity VIP Equity-Income Portfolio     11/16/87    9.84%   11.35%    14.60%      14.60%   -100.00%   1.69%      11.85%      11.85%
Fidelity VIP Growth Portfolio            11/16/87  -23.85%   13.87%    16.36%      16.36%   -100.00%   4.55%      13.67%      13.67%
Fidelity VIP High Income Portfolio       11/19/87  -24.76%   -2.01%     6.32%       6.32%   -100.00% -14.13%       3.18%       3.18%
Fidelity VIP Overseas Portfolio          11/19/87  -24.93%    5.61%     7.37%       7.37%   -100.00%  -4.96%       4.29%       4.29%
Fidelity VIP II Asset Manager Portfolio   5/11/94   -7.18%    8.48%     9.42%       8.73%   -100.00%  -1.61%       6.44%       3.46%
Fidelity VIP II Index 500 Portfolio      10/15/99  -15.23%   13.41%    14.30%      -4.43%   -100.00%   4.03%      10.94%     -68.01%


Performance returns given above are for the Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary


Vari-Exceptional Life Plus cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Vari-Exceptional Life Plus sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.


                                                                     Without Surrender and                        With Surrender and
                                                                    Monthly Policy Charges                    Monthly Policy Charges

                                                                                  10 Years                                  10 Years
                                               Sub-                   10 Years  or Life of                      10 Years  or Life of
                                            Account                    or Life        Sub-                            or  Life  Sub-
                                          Inception        1       5   of Fund     Account         1       5     of Fund     Account
Sub-Accounts                                   Date     Year   Years (if less)   (if less)      Year   Years   (if less)   (if less)
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Large Cap Growth
Securities Fund                              5/1/01  -11.24%  15.30%    15.16%      -5.50%  -100.00%   6.17%       6.45%     -99.42%
FT VIP Franklin Small Cap Fund               5/1/01  -29.32%  12.85%    15.09%      -1.96%  -100.00%   3.40%       7.71%     -99.42%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund             5/1/01   -4.04%     N/A    16.28%       3.12%  -100.00%     N/A       2.89%     -99.42%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 5/1/01  -23.44%  13.25%    14.06%      -6.76%  -100.00%   3.85%       9.90%     -99.42%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 6/25/95  -27.97%   2.32%     4.31%       4.24%  -100.00%  -8.86%      -1.26%      -3.47%

Performance returns given above are for the Vari-Exceptional Life Plus sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                       3
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Variable Life Insurance Product Information


Variable Life Insurance Product Information
--------------------------------------------------------------------------------
Vari-Exceptional Life Plus

Product Description
--------------------------------------------------------------------------------
These policies are individual flexible premium variable life insurance policies offered to eligible applicants who are members of a non-qualified benefit plan having a minimum of five or more members, depending on the group, and are age 80 years old or under. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule
--------------------------------------------------------------------------------
The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The policy owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access
--------------------------------------------------------------------------------
Policy owners may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information
--------------------------------------------------------------------------------
The Company bears full investment risk for amounts allocated to the general account and guarantees that interest credited will not be less than an annual rate of 4.0%. The Company, at its sole discretion, may credit a higher rate of interest although it is not obligated to credit interest in excess of the guaranteed minimum rate. The excess interest rate, if any, in effect on the date a premium is received is guaranteed on that premium for one year unless the policy value associated with the premium becomes security for a policy loan. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit
--------------------------------------------------------------------------------
The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

Charges and Fees
--------------------------------------------------------------------------------
The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

Surrender Charges: The policy provides for a contingent deferred sales and administrative charge varying by product version. The maximum surrender charge remains level for 44 months, reduces by 1% per month for the next 76 Policy months and is 0 thereafter. A separate surrender charge may be calculated for each face amount increase.

Partial Withdrawal Charge: In addition to Surrender Charges, an additional processing charge, which is the smaller of 2.0% of the withdrawal amount or $25, will be assessed on each partial withdrawal.

Transfer Charge: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 fee per transfer, however, this charge will never exceed $25.

Face Amount Increase Charge: For each increase in face amount, a transaction charge equal to $40 will be assessed.

State and Local Premium Tax Charge: A charge for state and local premium taxes (if any) is deducted from each premium payment. The premium tax charge may vary based on the insured's residence.

Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy. The current, and guaranteed, charge is $5 per month.

Monthly Mortality and Expense Risk Charge: The current charge is 0.50% but will not exceed a guaranteed effective annual rate of 0.90%.

Allocation Change Charge: A charge may be assessed not to exceed $25 for changing net premium allocation instructions.

Monthly Cost of Insurance: Current charges vary by month depending on age, face amount and other policy variables.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.



                                       4
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                           Vari-Exceptional Life Plus

Allmerica Financial is a diversified group of insurance and financial services companies. Vari-Exceptional Life Plus is issued by Allmerica Financial Life Insurance and Annuity Company, a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.


                     Vari-Exceptional Life Plus is issued by
             Allmerica Financial Life Insurance and Annuity Company
         and offered by Allmerica Investments, Inc., member NASD/SIPC.


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                         [LOGO] ALLMERICA FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES

         First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)
   Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
      Investment Management Company, Inc. o Financial Profiles, Inc. The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
   Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial
          Benefit Insurance Company o Citizens Insurance Company of
                      America o Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653
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              [LOGO] ALLMERICA FINANCIAL(R)                ---------------------
                                                                 PRESORTED
                    ATTN: S130                              BOUND PRINTED MATTER
440 Lincoln Street, Worcester, Massachusetts 01653             U.S. POSTAGE
                                                                   PAID
                                                               LANCASTER, PA
             Change Service Requested                         PERMIT NO. 310
                                                           ---------------------






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Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Separate Account VEL (File No. 811-5183), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.